SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment impairment	$ 1,690	$ 5,336	$ 16,347